SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fourth Man LLC [Member]
Short-Term Debt [Line Items]
Convertible notes, net	$ 143,579	$ 233,687
Unamortized debt discount
Fourth Man LLC [Member] | 16% Coupon March 2023 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	143,579	233,687
August 2021 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	843,593	817,397	$ 782,469
August 2021 [Member] | Related Parties Convertible Note Five Percentage Coupon December 2025 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	301,927	292,552
August 2021 [Member] | Accredited Investors Convertible Note Five Percentage Coupon December 2025 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	451,082	437,075
August 2021 [Member] | CFO Related Party Convertible Note Five Percentage Coupon December 2025 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	90,584	87,770	84,018
August 2021 [Member] | Related Parties Convertible Note Five Percentage Coupon December Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Convertible notes, net		292,552	280,052
August 2021 [Member] | Accredited Investors Convertible Note Five Percentage Coupon December Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Convertible notes, net		437,075	418,399
2022 Mast Hill Fun [Member]
Short-Term Debt [Line Items]
Convertible notes, net	788,863	993,130
2022 Mast Hill Fun [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest	$ 788,863	993,130
March 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net		233,687	233,392
Unamortized debt discount
March 2022 [Member] | 16% Coupon March 2023 [Member]
Short-Term Debt [Line Items]
Convertible notes, net		233,687	233,392
May 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net		993,130	905,484
May 2022 [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest		993,130	905,484
June 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net			495,800
June 2022 [Member] | Blue Lake Partners, LLC [Member]
Short-Term Debt [Line Items]
Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest			$ 495,800